Fees Summary	Oct. 21, 2024 USD ($)
Fees Summary [Line Items]
Previously Paid Amount	$ 0
Total Fee Amount	66,201.51
Total Transaction Valuation	432,407,000
Total Offset Amount	0
Net Fee	$ 66,201.51